Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share amount									14,500,000	9,700,000	3,500,000
Net Income (Loss) Attributable to Common Shareowners
Net income from continuing operations									$ 5,065	$ 3,996	$ 6,066
Net (loss) income from discontinued operations									(10)	3,612	154
Net income attributable to common shareowners	$ 1,013	$ 1,480	$ 1,379	$ 1,183	$ 3,278	$ 1,362	$ 1,542	$ 1,426	$ 5,055	$ 7,608	$ 6,220
Basic weighted average number of shares outstanding									818,200,000.0	872,700,000.0	898,300,000.0
Stock Awards									7,900,000	10,500,000	13,300,000
Diluted weighted average number of shares outstanding									826,100,000	883,200,000	911,600,000
Earnings Per Share of Common Stock - Basic
Net income from continuing operations									$ 6.19	$ 4.58	$ 6.75
Net (loss) income from discontinued operations									(0.01)	4.14	0.17
Net income attributable to common shareowners	$ 1.26	$ 1.80	$ 1.67	$ 1.43	$ 3.86	$ 1.55	$ 1.76	$ 1.60	6.18	8.72	6.92
Earnings Per Share of Common Stock - Diluted
Net income from continuing operations									6.13	4.53	6.65
Net (loss) income from discontinued operations									(0.01)	4.09	0.17
Net income attributable to common shareowners	$ 1.25	$ 1.78	$ 1.65	$ 1.42	$ 3.86	$ 1.54	$ 1.73	$ 1.58	$ 6.12	$ 8.61	$ 6.82